BALANCE SHEETS - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 66,988	$ 7,948,436
Prepaid expenses and other current assets	260,694	258,046
Total current assets	327,682	8,206,482
Property and equipment, net	23,103	30,730
Security deposit	10,455	10,455
Total assets	361,240	8,247,667
Current liabilities
Accounts payable	1,010,215	742,448
Accrued expenses and other current liabilities	1,124,690	1,410,293
Convertible notes, net of financing costs of $10,091	2,089,909	0
Capital lease obligation- short term	3,853	3,322
Deferred rent	1,910	1,048
Total current liabilities	4,230,577	2,157,111
Capital lease obligation- long term	4,070	7,923
Derivative liabilities	4,750,687	6,671,524
Total liabilities	$ 8,985,334	$ 8,836,558
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS’ DEFICIT
Preferred stock, $0.0001 par value, 35,000,000 shares authorized, none issued and outstanding	$ 0	$ 0
Common stock, $0.0001 par value, 500,000,000 shares authorized, 20,408,616 shares issued and outstanding at December 31, 2015 and December 31, 2014, respectively	5,469	5,469
Additional paid-in capital	84,665,390	81,192,630
Accumulated deficit	(93,294,953)	(81,786,990)
Total stockholders’ deficit	(8,624,094)	(588,891)
Total liabilities and stockholders’ deficit	$ 361,240	$ 8,247,667